Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following:

	December 31,
	2025	2024
Accrued payroll, bonus and employee benefits	$3,898,936	$3,816,973
Insurance accruals	492,716	484,107
Other accruals	1,994,256	852,737
Total	$6,385,908	$5,153,817